Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.44

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
2025080511	XXX	XXX	1	1	1	1	Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Verified housing payment history - XXX+ months of mortgage history paid XXX since XXX per XXX.;	XXX Appraisal Discrepancy - Appraisal is missing form 1007 / XXX Rent Schedule for the subject to support rental income of XXX for the subject as per the 1008 (XXX). If subject is to be a Short Term Rental the following is required. XXX income on appraisal, Appraiser must cite third party source and formula used to calculate XXX income if an XXX Rentalizer was not provided. Appraiser must clearly indicate if market rent is based on short term or long term rent to apply guideline accurately. Most recent XXX-month income statement from the seller’s third-party management company or online market place. - XXX - "Please see attached XXX and zip code maps. XXX on XXX maps have been highlighted/XXX coded to show XXX and XXX in relation to the subject and all comps which are in the same general location. These maps/highlights verify that subject and comps are within the same XXX code." Included is a copy of the map from XXX and zip code to evidence comparables are located in the subjects XXX code.

XXX  Underwriting Loan Approval is Deficient - Review DTI XXX% / Approved DTI XXX%, variance > XXX% is due the the subject rental income (See XXX).  If rental income is not to be utilized an updated 1008 will be required. - XXX- "Please see attached XXX and XXX code maps. Areas on XXX maps have been /XXX coded to show XXX and XXX in relation to the subject and all comps which are in the same general location. These maps/highlights verify that subject and comps are within the same XXX code." Included is a copy of the map from XXX and XXX code to evidence comparables are located in the subjects XXX code. Using rent from XXX using XXX% vacancy factor the DTI decreases to XXX%.

2025080512	XXX	XXX	1	1	1	1	Verified credit history - FICO XXX, minimum required XXX; Established credit history - Borrower XXX credit history dates back to XXX with no reported default. Borrower XXX credit history dates back to XXX with no reported default.;	XXX Back-end Ratio exception (DTI) - Review DTI XXX% exceeds lender DTI XXX% by greater than XXX% due to calculation of asset depletion calculation for borrower 2. Lender states XXX **XXX balance is at XXX% less closing costs and reserves, however figure used does not support. Balance $XXX less XXX balances, cash to close and reserves $XXX = $XXX. XXX% is $XXX. Lender used $XXX as the net eligible balance per worksheet XXX.

 XXX - Exception re-reviewed. XXX statement confirms $XXX was recd in XXX (pg XXX), which matches to the XXX from XXX XXX (pg XXX). Balance $XXX,XXX - Cash to Close $XXX = $XXX. Reviewer XXX counted cash to close. Updated DTI XXX% < XXX% Max.

2025080514	XXX	XXX	1	1	1	1				Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Verified employment history - Borrower has been XXX owner of Increasing XXX for XXX years.;
2025080513	XXX	XXX	1	1	1	1				Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Low DTI - Low DTI of XXX%.;
2025080517	XXX	XXX	1	1	1	1	Verified employment history - XXX has been XXX/owner of XXX for XXX years.; Low DTI - Low DTI of XXX%.;	XXX XXX XXX - Schedule A Exception - Missing copy of XXX removing XXX from title prior to closing. Divorce decree in file reflects XXX and XXX divorced in XXX. If deed was not filed prior to closing then a XXX ad final CD executed by XXX would be required. - XXX - QCD listing vesting as applicable to subject transaction provided. Finding cleared.

XXX XXX Last Loan Estimate Sent Method Not In XXX and No Received Date -XXX Finding Added - XXX and Loan Estimated dated XXX provided. However, confirmation of borrower receipt was not provided. Evidence of borrower receipt of Loan Estimate required to rebaseline closing costs.  - A revised Loan Estimate was provided on (XXX) via (XXX). Under Regulation Z, a consumer must receive a revised Loan Estimate not later than four business days prior to consummation date of  (XXX). Since the revised Loan Estimate was not provided in XXX, a consumer is considered to have received it on (XXX), which is XXX business days after it was delivered or placed in the XXX. As a result, the revised Loan Estimate is not deemed to have been received at least XXX business days before consummation, which is (XXX). (12 CFR 1026.19(e)(4)(ii)) - XXX XXX from XXX verifying borrower receipt of the XXX XXX on XXX received.

XXX XXX The Lender Credit and/or the XXX  was not sufficient to overcome the total fee variance. - Missing detailed XXX for the CD issued XXX.  XXX in file pg XXX does not reflect an explanation of change. Loan discount increased from $XXX to $XXX.  Final compliance review pending.  - A Lender Credit for Excess Charges of ($XXX), Principal Reduction for Excess Charges of ($XXX), and general or specific lender credit increases of ($XXX) were applied to the total fee variance of ($XXX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. - XXX XXX from XXX verifying borrower receipt of the XXX XXX on XXX received. Finding cleared upon resubmission.

XXX XXX Missing valid Change of Circumstance(s) - Missing detailed XXX for the XXX issued XXX.  XXX in file pg XXX does not reflect an explanation of change. Final compliance review pending. - XXX XXX from XXX verifying borrower receipt of the XXX XXX on XXX received.

2025080515	XXX	XXX	1	1	1	1	Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Conservative use of credit - Conservative use per credit history based on high credit limits and low outstanding balances. XXX years of rental history paid XXX per VOR.;	XXX XXX Loan Estimate Cash to Close on the Calculating Cash to Close table has not changed to the Closing Disclosure with the "Did This Change Indicator" flag reflecting the amount has not changed - XXX data in the Calculating Cash To Close table of both CDs does not match last XXX in file dated XXX (pg. XXX). File may be missing an interim XXX. - The Down Payment disclosed on the Calculating Cash to Close table has not changed from the Loan Estimate to the Final Amount on the Closing Disclosure. The Did this Change indicator should reflect that the amount has not changed. - XXX Confirmation received from lender that this was a clerical error no additional XXX was issued. Finding is cleared as the calculating cash to close table is out of scope per TRID XXX. (Noted that although not required the lender did provide a PC CD to the borrower correcting the calculating cash to close table with a XXX)

2025080516	XXX	XXX	2	2	1	1	Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Verified housing payment history - XXX months of verified mortgage history paid XXX since XXX;	XXX XXX Missing Bank Statement(s) - Subject qualified on asset utilization per exception approval on XXX months statements rather than guideline required XXX months (Exception approval page XXX). File only contains XXX months of statements on applicable asset account XXX, pages XXX;XXX. Missing XXX asset statement.

, Client Comment: XXX Investor acknowledged exception.	XXX XXX Missing Evidence of Re-disclosure and a valid XXX for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing XXX for added document prep fee of $XXX on final CD issued XXX (page XXX). -- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on XXX: Document Prep Fee - Title. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Closing Disclosure sent on XXX: Document Prep Fee - Title. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - XXX XXX Error, Corrected XXX, and finding cleared upon re-submission.

2025080522	XXX	XXX	1	1	1	1				Verified reserves - XXX months of verified reserves when guidelines required XXX on subject and XXX for XXX financed.; Low DTI - Low DTI of XXX%.;
2025080519	XXX	XXX	1	1	1	1	Verified reserves - Reserves required XXX months or $XXX, reserves verified XXX months or $XXX; Low DTI - DTI XXX%, up to XXX% acceptable;	XXX Missing Evidence of Re-disclosure and a valid XXX for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing XXX for CD issued XXX on page XXX for increase in the tax service fee by $XXX and added discount fee of $XXX. - The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXX: Tax Service Fee Paid by Borrower, Loan Discount. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - XXX - Recd XXX XXX and corresponding XXX, XXX XXX and corresponding XXX. Exception cleared

2025080524	XXX	XXX	1	1	1	1	Established credit history - Open active credit dates back to XXX with no reported lates.; Verified reserves - Reserves required $XXX, reserves verified $XXX or XXX months subject XXX;	XXX Closing Disclosure Total of Payments is Under Disclosed XXX(o)(XXX) - Added XXX upon receipt of XXX CD. Total of Payments increased $XXX from the CD signed at closing. - Disclosed Total of Payments of $XXX on CD issued at closing on XXX is $XXX less than the corrected Total of Payments of $XXX disclosed on PCCD issued on XXX. This exceeds the $XXX threshold for XXX transactions. Requires LOE, PCCD, refund and evidence of delivery to borrower. - XXX Removing the XXX adjustment results in a variance of $XXX, which is within tolerance, exception cleared.

XXX  Missing evidence of the Seller Closing Disclosure - Missing XXX  statement or copy of seller CD.  Estimated XXX Settlement statement (XXX) only reflects the buyer's side. - XXX - Recd final XXX settlement statement reflecting buyer and seller side.  Also received PCCD which resulted in new exception.

2025080525	XXX	XXX	1	1	1	1	Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Low DTI - Low DTI of XXX%.;	XXX Missing Initial Loan Estimate - Missing copy of initial XXX issued XXX. Only XXX XXX in file dated XXX. - XXX- Recd initial XXX.

XXX  List of Settlement Service Providers Sent Date > XXX Business Days from Application Date (Enterprise Rule) - Missing service provider disclosure issued XXX.  Only XXX XXX in file dated XXX. - The List of Settlement Service Providers Disclosure Date (XXX) is more than XXX business days from the Application Date (XXX). XXX business days from the Application Date is (XXX). Under Regulation Z, e List of Settlement Service Providers must be delivered or placed in the mail not later than the XXX business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(vi); 1026.19(e)(1)(iii)) - XXX - Recd XXX from initial disclosure package.

XXX  XXX - Schedule B Exception - Missing copy of XXX  or Executed XXX of Title to verify out standing liens or judgments reflected on Sch XXX. have been cleared or satisfied.  Per commitment XXX, XXX Search dated XXX disclosed XXX pages of returns against XXX .  - XXX - Recd notification of XXX commitment, Sch B Section 1, item XXX is hereby XXX for XXX.

XXX  Income Documentation is Insufficient - Missing borrowers XXX  for the XXX used in bank statement qualification. - XXX - Recd XXX XXX bank statement.

2025080518	XXX	XXX	1	1	1	1	Low LTV/CLTV/HCLTV - LTV XXX% < XXX% Max.; Low DTI - DTI XXX% < XXX% Max.;	XXX Missing Initial 1003 Application - Missing initial application, app date XXX. Only final 1003 provided in file. -XXX Initial 1003 dated XXX received.

DEED XXX Missing Legal Description on Mortgage/DOT - Exhibit A does not reflect the legal description (pg XXX), or within the XXX (pg XXX).
 - XXX. - Recd Exhibit A with legal description.

XXX  Initial Loan Estimate Sent Date > XXX Business Days from Application Date (Enterprise Rule) - Disclosure tracking reflects an application date of XXX with initial disclosure created XXX, outside of XXX business days. - The Initial Disclosure Date (XXX) is more than XXX business days from the Application Date (XXX). XXX business days from the Application Date is (XXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the XXX business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii)) - XXX Initial XXX issued XXX received.

XXX  List of Settlement Service Providers Sent Date > XXX Business Days from Application Date (XXX Rule) - Disclosure tracking reflects an application date of XXX with initial disclosure created XXX, outside of XXX business days. - The List of Settlement Service Providers Disclosure Date (XXX) is more than XXX business days from the Application Date (XXX). XXX business days from the Application Date is (XXX). Under Regulation Z, e List of Settlement Service Providers must be delivered or placed in the mail not later than the XXX business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(vi); 1026.19(e)(1)(iii)) - XXX Initial 1003 and XXX dated XXX received.  Finding cleared upon re-submission.

XXX  Missing Initial Loan Estimate - XXX Initial XXX issued XXX received.

XXX  Homeownership Counseling Disclosure was not provided within XXX business days of application - Disclosure tracking reflects an application date of XXX with initial disclosure created XXX, outside of XXX business days. - XXX XXX dated XXX received.

2025080520	XXX	XXX	1	1	1	1				Verified reserves - Total reserves required $XXX (XXX mths subject + XXX for add XXX). Total verified $XXX.; Low DTI - Low DTI of XXX% w/a max allowed of XXX%.;
2025080528	XXX	XXX	1	1	1	1	Verified credit history - Middle Credit Scores XXX/XXX > XXX Min Required.;	XXX Appraisal is Incomplete - Per appraisal subject is not in a XXX , XXX (pg XXX). Subject is located in XXX XXX, as per flood certificate (pg XXX). - XXX Corrected appraisal with updated XXX received.

XXX  Fraud Alert on Credit Report not addressed - XXX fraud victim alert on credit report was not addressed (pg XXX). - XXX XXX Email correspondence from borrower received regarding fraud alert.

XXX XXX Missing Sufficient Evidence of Insurance - XXX in file reflects a total XXX  of $XXX (pg XXX), but the premium paid at closing is $XXX (pg XXX). Discrepancy to be addressed.
 - XXX XXX - Recd additional XXX.

XXX  Asset Documentation is Insufficient - Missing most recent XXX consecutive days bank statements, XXX . Loan file is missing asset statement covering XXX  to XXX (pg XXX,XXX).
 - XXX XXX Asset statement received.

XXX  Missing Required Fraud Tool - Missing rescored fraud report. Fraud report in file fraud score is XXX (XXX XXX), high risk fraud findings were not cleared (pg XXX). - XXX XXX Updated Fraud report with supporting XXX and XXX searches received.

XXX XXX(XXX) is not Executed - Missing Prepay Addendum to Note (pg XXX). -XXX Executed Prepay Addendum to Note received.

2025080523	XXX	XXX	1	1	1	1	Low LTV/CLTV/HCLTV - Low LTV of XXX% w/a max allowed of XXX%.; Verified occupancy in subject property - Borrowers have owned/occupied the subject property for XXX years.; Verified credit history - XXX fico w/a minimum requirement of XXX.;	XXX Insufficient Verified Reserves (Number of Months) - Total reserves required XXX mths (XXX), total verified XXX (XXX). It is noted that the lender approval only reflected that XXX mths were required. - XXX XXX Cleared per XXX XXX line XXX XXX mths reserves allowed for max loan amount of $XXX and max LTV of XXX%. Subject LTV XXX%.

2025080530	XXX	XXX	1	1	1	1	Verified housing payment history - XXX months of verified mortgage history paid XXX since XXX.; Verified reserves - XXX+ mths of verified reserves w/cash-out proceeds.;	XXX LTV Exceeds Max Allowed - XXX% LTV Exception - Appraisal reflects the subject to be in a declining market which required a XXX% LTV reduction. Max allowed LTV/CLTV is XXX% with a XXX fico. Lender approved at XXX%. - XXX Email from XXX desk received confirming if the LTV is at the XXX, an additional reduction is not required.

XXX  Guideline Exception(s) - Review DSCR of XXX does not meet the requirement of XXX-XXX for DSCR XXX Tier XXX.  Pre guideline If lease rent is higher than 1007 Market Rent, the 1007 value can be used grossed up to XXX% ( 1007 $XXX x XXX% = XXX).  Lender used XXX% (XXX), page XXX. (XXX page XXX). - XXX XXX Updated Investor Solution Expanded Guidelines dated XXX received.  Per updated guideline "Refinance Transactions: If current lease exceeds market rent, borrower may use that amount up to XXX% of market rent with most recent XXX months of evidence of rent receipts. If the current lease is less than the market rent with < XXX months remaining on the lease, market rent up to XXX% of lease may be used with borrower attestation of intention to increase to market rent at lease expiration"  Using the XXX%/ $XXX per month review DSCR is XXX.  Finding cleared.

2025080526	XXX	XXX	1	1	1	1				Low LTV/CLTV/HCLTV - Low LTV of XXX%.; Verified reserves - XXX months of verified reserves in addition to cash out when guidelines required XXX months.;
2025080527	XXX	XXX	1	1	1	1				Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Verified housing payment history - XXX+ months of verified mortgage history paid XXX since XXX.;
2025080521	XXX	XXX	2	1	2	1				Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Verified liquid assets and/or savings history - Borrower has in excess of $XXX in brokerage funds, $XXX of which was used for asset utilization in qualification and not included in verified reserves.;	XXX Appraisal Requirements are Not Met - Appraiser did not include an executed certification stating the appraisal was prepared in accordance with XXX of XXX and any implementing regulations., Client Comment: XXX Non-Material
2025080529	XXX	XXX	1	1	1	1				Verified reserves - XXX months of verified reserves.; Verified employment history - Borrower has been employed for XXX years.;
2025080531	XXX	XXX	2	1	1	2				Verified reserves - XXX months of verified reserves.; Verified employment history - Borrower has been employed as managing director for XXX years.;	XXX XXX - Missing investor acknowledgement. XXX due to XXX% XXX Income - Lender Exception page XXX. (It is also noted that the XXX is currently in litigation)., Client Comment: XXX XXX Exception
2025080533	XXX	XXX	1	1	1	1				Verified reserves - XXX months of verified reserves.; Verified employment history - Borrowers have been self employed for XXX and XXX years respectively.;
2025080532	XXX	XXX	1	1	1	1				Verified reserves - XXX months of PITI reserves required. XXX months of subject PITI reserves verified. ; Verified credit history - XXX qualifying credit scores, minimum required of XXX. No derogatory credit. ;
2025080535	XXX	XXX	1	1	1	1				Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Verified housing payment history - XXX months of mortgage history paid XXX since XXX;			XXX Missing Third Party Appraisal Review - No XXX product in file as required per guidelines. CU and LCA's have no scores, page XXX-XXX. - XXX CDA Received.
2025080534	XXX	XXX	1	1	1	1				Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Verified employment history - XXX has been XXX owner for XXX years.;